Acquisition of RGI (Details) $ in Thousands, € in Millions				8 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 EUR (€)	May 05, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / €	Dec. 31, 2025 USD ($) $ / €	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 13, 2026	Dec. 31, 2025 EUR (€) $ / €	Nov. 21, 2025 USD ($)
Acquisition of RGI [Abstract]
Equity method investment				$ 17,407	$ 17,407	$ 3,588
Release of cumulative translation adjustment of equity method investment					(4)	0	$ 0
Gain on acquisition of RGI					1,268	0	0
Equity method investment					$ 4,871	$ 3,734	$ 0
Exchange currency rate | $ / €				1.18	1.18				1.18
Addendum to Subscription Agreement [Member]
Acquisition of RGI [Abstract]
Committed funding										$ 92
Non-Controlling Interest Holder's Share of Capital Contributions to Fund Construction of ECV [Member]
Acquisition of RGI [Abstract]
Committed funding				$ 1,357	$ 1,357				€ 1.2
RGI [Member]
Acquisition of RGI [Abstract]
Non-controlling ownership interest			28.20%
Ownership percentage				76.20%	76.20%				76.20%
RGI [Member] | Subsequent Event [Member]
Acquisition of RGI [Abstract]
Ownership percentage								84.30%
RGI [Member]
Acquisition of RGI [Abstract]
Consideration paid			$ 4,219
Fair value of non-controlling interest			3,552
Equity method investment			3,552
Fair value of identifiable assets and liabilities			12,595
Equity method investment	$ 2,405	€ 2.1
Additional ownership interest acquired	4.40%	4.40%
Term of convertible loan facility	30 days	30 days
Convertible loan facility	$ 2,466	€ 2.1
RGI [Member] | WEC [Member]
Acquisition of RGI [Abstract]
Fair value of investment			$ 12,249
Equity method investment				$ 4,871